Remuneration of the board of directors and senior management - Narrative (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Detail information about remuneration of the board of directors and senior management [Line Items]
Basis of a certain percentage of the total monetary compensation of each senior manager.	€ 2,432,000	€ 2,391,000
Basis of a certain percentage of the total monetary compensation of each executive director	642,000	582,000
Directors' remuneration expense, operating	€ 2,280,000	1,900,000
Percentage that gross value of director shares represents	16.70%
Maximum annual gross remuneration receivable in shares instead of cash	20.00%
Board of Directors Chairman
Detail information about remuneration of the board of directors and senior management [Line Items]
Performance Share Plans	€ 1,235,000
Chief Executive Officer
Detail information about remuneration of the board of directors and senior management [Line Items]
Performance Share Plans	1,827,000
Senior management remuneration [Member] | Pension defined benefit plans [member]
Detail information about remuneration of the board of directors and senior management [Line Items]
Remuneration paid in the form of a premium under a group insurance policy	35,000	137,000
Directors remuneration for holding office [Member] | Ferrovial SE [Member]
Detail information about remuneration of the board of directors and senior management [Line Items]
Maximum annual amount of directors remuneration	2,280,000
Directors remuneration for holding office [Member] | Insurance policies covering death [Member]
Detail information about remuneration of the board of directors and senior management [Line Items]
Life insurance premiums for executive directors	19,000	18,000
Directors remuneration for holding office [Member] | Third party liability insurance [Member]
Detail information about remuneration of the board of directors and senior management [Line Items]
Premium paid to policy covering the directors and managers of the group companies	1,594,000	€ 1,757,000
Remuneration policy for former directors | Ferrovial SE [Member]
Detail information about remuneration of the board of directors and senior management [Line Items]
Maximum annual amount of directors remuneration	€ 1,900,000